UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Roundhill Ball Metaverse ETF
METV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ball Metaverse ETF	$66	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Ball Metaverse ETF (“METV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Ball Metaverse Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally- listed stocks that are involved in the metaverse. The “Metaverse” may be defined as a successor to the current internet that will be interoperable, persistent, synchronous, open to unlimited participants with a fully functioning economy, and an experience that spans the virtual and ‘real’ world. The Index includes companies involved in the following seven categories: (i) compute, (ii) networking, (iii) virtual platforms, (iv) interchange standards, (v) payments, (vi) content, assets, and identity services, and (vii) hardware.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 24.93% and 25.05%, respectively, while the Fund’s Index increased by 25.55%. The Solactive GBS Global Markets All Cap USD Index TR increased by 16.75% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Ball Metaverse ETF	PAGE 1	TSR-AR-53656F417

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/29/2021)
Roundhill Ball Metaverse ETF NAV	25.05	-1.16
Solactive GBS Global Markets All Cap USD Index TR	16.75	5.74
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$330,766,950
Number of Holdings	40
Net Advisory Fee	$2,289,487
Portfolio Turnover	46%
30-Day SEC Yield	-0.12%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
Apple, Inc.	8.4%
ROBLOX Corp.	7.7%
CI Galaxy Ethereum ETF	6.2%
Meta Platforms, Inc.	5.3%
NVIDIA Corp.	4.6%
Unity Software, Inc.	3.5%
QUALCOMM, Inc.	3.4%
Microsoft Corp.	3.4%
Tencent Holdings Ltd.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

Top Sectors	(%)
Technology	56.2%
Communications	27.0%
Consumer, Cyclical	5.9%
Financial	1.6%
Consumer, Non-cyclical	0.7%
Cash & Other	8.6%

Industry	(%)
Software	27.7%
Internet	24.6%
Semiconductors	20.1%
Computers	8.4%
Home Furnishings	2.8%
Toys/Games/Hobbies	2.5%
Media	2.4%
Diversified Financial Services	1.6%
Commercial Services	0.7%
Cash & Other	9.2%
Changes to Fund’s Principal Risks:
The Fund may invest in or have exposure to one or more Cryptocurrency ETFs that primarily hold bitcoin or either to the extent consistent with U.S. federal securities laws and related guidance applicable to the Fund. Cryptocurrency ETFs are relatively new investment products, with domestic bitcoin ETFs having commenced trading in January 2024. As a result, the Cryptocurrency ETFs in which the Fund may invest may have limited financial and operating histories.
Changes to the Fund’s Principal Investment Strategy:
The index of which the Roundhill Ball Metaverse ETF seeks to track, the Ball Metaverse Index, implemented a change to its index methodology to include as potentially eligible Index components equity securities of foreign and domestic exchange-traded funds that primarily hold bitcoin or ether (each, a “Cryptocurrency ETF”). The Fund does not invest directly in bitcoin, ether, or any other cryptocurrency. In addition, as of the Effective Date, special purpose acquisition companies (“SPACs”) are no longer eligible for inclusion in the Index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Ball Metaverse ETF	PAGE 2	TSR-AR-53656F417

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Ball Metaverse ETF	PAGE 3	TSR-AR-53656F417

Roundhill Cannabis ETF
WEED (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Cannabis ETF	$17	0.22%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Cannabis ETF (“WEED” or the “Fund”) seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem, this classification includes, but is not limited to: cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived therefrom.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had a negative performance during the current fiscal period. The market price and NAV for the Fund decreased by 44.93% and 45.98%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 16.75% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Cannabis ETF	PAGE 1	TSR-AR-53656F128

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/19/2022)
Roundhill Cannabis ETF NAV	-45.98	-43.63
Solactive GBS Global Markets All Cap USD Index TR	16.75	8.99
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,966,261
Number of Holdings	8
Net Advisory Fee	$11,690
Portfolio Turnover	0%
30-Day SEC Yield	4.50%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	64.6%
First American Government Obligations Fund	32.5%
Curaleaf Holdings, Inc.	12.2%
Verano Holdings Corp.	0.0%
Green Thumb Industries, Inc.	-0.3%
Cresco Labs, Inc.	-0.1%
Trulieve Cannabis Corp.	-0.2%

Top Sectors	(%)
Consumer, Non-cyclical	12.3%
Cash & Other	87.7%

Industry	(%)
Pharmaceuticals	12.3%
Cash & Other	87.7%
Changes to Shareholder Fees (fees paid directly from your investment).
Effective July 1, 2024, Roundhill Financial, Inc., the investment adviser to the Fund, has agreed to waive the Fund’s unitary management fee and/or limit the Fund’s current expenses such that the Fund’s Total Annual Fund Operating Expenses will not exceed 0.00% until at least July 1, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Cannabis ETF	PAGE 2	TSR-AR-53656F128

Roundhill Magnificent Seven ETF
MAGS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Magnificent Seven ETF	$38	0.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Magnificent Seven ETF (the “Fund”) seeks to achieve its investment objective through its investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation. As of April 30, 2024, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 64.01% and 64.59%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 16.75% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Magnificent Seven ETF	PAGE 1	TSR-AR-53656G498

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/10/2023)
Roundhill Magnificent Seven ETF NAV	64.59	58.96
Solactive GBS Global Markets All Cap USD Index TR	16.75	18.24
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,768,589,625
Number of Holdings	16
Net Advisory Fee	$1,590,920
Portfolio Turnover	40%
30-Day SEC Yield	2.01%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
United States Treasury Bill	49.3%
Microsoft Corp.	7.4%
Meta Platforms, Inc.	6.9%
Apple, Inc.	6.5%
Amazon.com, Inc.	6.2%
NVIDIA Corp.	6.0%
Alphabet, Inc.	6.0%
Tesla, Inc.	1.3%
First American Government Obligations Fund	4.6%

Top Sectors	(%)
Technology	19.9%
Communications	19.1%
Consumer, Cyclical	1.3%
Cash & Other	59.7%

Industry	(%)
Internet	19.1%
Software	7.4%
Computers	6.5%
Semiconductors	6.0%
Auto Manufacturers	1.3%
Cash & Other	59.7%
MANAGED DISTRIBUTIONS
Effective February 3, 2025, the Roundhill Magnificent Seven ETF transferred its primary listing to the Cboe BZX Exchange, Inc. from the NASDAQ Stock Market, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Magnificent Seven ETF	PAGE 2	TSR-AR-53656G498

Roundhill Sports Betting & iGaming ETF
BETZ (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Sports Betting & iGaming ETF	$79	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Sports Betting & iGaming ETF (“BETZ” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Morningstar® Sports Betting & iGaming Select Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks that are involved in sports and online betting. Effective upon the close of trading on September 29, 2023, the Fund’s underlying index transitioned to the Morningstar® Sports Betting & iGaming Select Index. The Index was developed by Morningstar, Inc. (the “Index Provider”) and is designed to provide pure exposure to sports and online betting themes. In order to achieve such exposure, the Index is comprised of common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of domestic and foreign sports and online betting (a/k/a iGaming) companies. The Index Provider defines sports betting and iGaming companies as follows (although the definitions may change over time): Sports Betting Companies – companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome, such as online bookmaking. iGaming Companies – companies engaged, directly or indirectly, in betting online in games of chance, such as poker, slots, blackjack, or the lottery.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 10.22% and 10.24%, respectively, while the Fund’s Index increased by 10.44%. The Solactive GBS Global Markets All Cap USD Index TR increased by 16.75% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Sports Betting & iGaming ETF	PAGE 1	TSR-AR-53656F789

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2020)
Roundhill Sports Betting & iGaming ETF NAV	10.24	5.11
Solactive GBS Global Markets All Cap USD Index TR	16.75	12.48
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$73,251,959
Number of Holdings	33
Net Advisory Fee	$635,245
Portfolio Turnover	20%
30-Day SEC Yield	0.45%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
Flutter Entertainment PLC	9.9%
Mount Vernon Liquid Assets Portfolio, LLC	8.3%
DraftKings, Inc.	6.7%
Churchill Downs, Inc.	5.7%
Evolution AB	5.5%
Betsson AB	4.9%
Rush Street Interactive, Inc.	4.9%
Playtech PLC	4.7%
OPAP SA	4.7%
Entain PLC	4.7%

Top Countries	(%)
United States	48.9%
Sweden	10.4%
United Kingdom	9.3%
Australia	9.1%
Greece	4.9%
IM	4.7%
Italy	4.5%
Guernsey	4.2%
Switzerland	4.1%
Cash & Other	-0.1%

Top Sectors	(%)
Consumer, Cyclical	96.7%
Communications	3.1%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Sports Betting & iGaming ETF	PAGE 2	TSR-AR-53656F789

Roundhill Video Games ETF
NERD (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Video Games ETF	$57	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Video Games ETF (“NERD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Nasdaq CTA Global Video Games Software Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks that are involved in the video games industry. The Index, which was developed and is maintained by both Nasdaq and the Consumer Technology Association (the “CTA”), is a modified theme- adjusted free float market capitalization index designed to track the performance of the common stock (or corresponding depositary receipts) of exchange-listed companies engaged in video game publishing and/or video game development (the “Video Games Industry”). The companies are selected for inclusion in the Index based on a classification scheme developed by the CTA. Specifically, the companies are selected for inclusion in the Index based on (1) their classification within the Developer/ Publisher Sector developed by the CTA, which includes companies that design and execute the creation of video games (game developer companies) and companies that finance the development and distribution of video games (game publisher companies), and (2) the fact that they derive at least 50% of their revenue (at least 40% for companies already included in the Index) from such activities. Such companies also must not be classified by the CTA as a Social Casino Gaming company.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2024 through December 31, 2024 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 28.55% and 28.86%, respectively, while the Fund’s Index increased by 30.08%. The Solactive GBS Global Markets All Cap USD Index TR increased by 16.75% over the same period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Roundhill Video Games ETF	PAGE 1	TSR-AR-53656F706

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/03/2019)
Roundhill Video Games ETF NAV	28.86	5.42	6.32
Solactive GBS Global Markets All Cap USD Index TR	16.75	9.99	11.85
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$19,930,738
Number of Holdings	35
Net Advisory Fee	$96,860
Portfolio Turnover	30%
30-Day SEC Yield	0.27%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
AppLovin Corp.	12.2%
Nintendo Co. Ltd.	10.8%
ROBLOX Corp.	6.1%
Electronic Arts, Inc.	5.6%
Take-Two Interactive Software, Inc.	5.6%
Unity Software, Inc.	3.2%
Bandai Namco Holdings, Inc.	3.0%
Nexon Co. Ltd.	2.8%
Capcom Co. Ltd.	2.7%
Krafton, Inc.	2.6%

Top Countries	(%)
Japan	36.6%
United States	34.5%
Korea, Republic Of	14.3%
Sweden	8.2%
Poland	2.5%
Singapore	1.9%
United Kingdom	1.9%
France	1.8%
Cash & Other	-1.7%

Top Sectors	(%)
Technology	81.3%
Consumer, Cyclical	13.8%
Communications	4.8%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Video Games ETF	PAGE 2	TSR-AR-53656F706

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$76,250	$99,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$16,250	$22,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETFs
Roundhill Ball Metaverse ETF (METV)
Roundhill Cannabis ETF (WEED)
Roundhill Magnificent Seven ETF (MAGS)
Roundhill Sports Betting & iGaming ETF (BETZ)
Roundhill Video Games ETF (NERD)
Annual Financial Statements & Other Information
December 31, 2024

Roundhill Ball Metaverse ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 91.4%
Apparel - 0.6%
NIKE, Inc. - Class B	24,703	$1,869,276
Commercial Services - 0.7%
Block, Inc.(a)	28,215	2,397,993
Computers - 8.4%
Apple, Inc.	111,265	27,862,981
Diversified Financial Services - 1.6%
Coinbase Global, Inc. - Class A(a)	20,980	5,209,334
Home Furnishings - 2.8%
Sony Group Corp.(f)	428,700	9,189,936
Internet - 24.6%
Alibaba Group Holding Ltd.(f)	520,400	5,520,241
Alphabet, Inc. - Class A	50,736	9,604,325
Amazon.com, Inc.(a)	39,680	8,705,395
Baidu, Inc. - ADR(a)(b)(f)	88,860	7,491,787
Meta Platforms, Inc. - Class A	30,084	17,614,483
NAVER Corp.(f)	34,445	4,653,813
Sea, Ltd. - ADR(a)(f)	90,997	9,654,782
Snap, Inc. - Class A(a)(b)	686,696	7,395,716
Tencent Holdings Ltd.(f)	200,000	10,736,423
		81,376,965
Media - 2.4%
Walt Disney Co.	72,668	8,091,582
Semiconductors - 20.1%
Advanced Micro Devices, Inc.(a)	44,557	5,382,040
ARM Holdings PLC - ADR(a)(b)(f)	38,930	4,802,405
ASML Holding NV(f)	6,960	4,823,837
Intel Corp.	270,997	5,433,490
NVIDIA Corp.	112,221	15,070,158
QUALCOMM, Inc.	72,504	11,138,064
Samsung Electronics Co. Ltd.(f)	162,590	5,875,616
Skyworks Solutions, Inc.	48,590	4,308,961
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(f)	49,723	9,819,795
		66,654,366
Software - 27.7%(c)
Adobe, Inc.(a)	14,299	6,358,479
Akamai Technologies, Inc.(a)	45,324	4,335,241
Autodesk, Inc.(a)	29,093	8,599,018
Cloudflare, Inc. - Class A(a)	38,465	4,141,911
Electronic Arts, Inc.	30,992	4,534,130
Krafton, Inc.(a)(f)	20,218	4,291,767
Microsoft Corp.	26,317	11,092,615
NetEase, Inc. - ADR(f)	40,863	3,645,388
ROBLOX Corp. - Class A(a)	439,720	25,442,199

	Shares	Value
Take-Two Interactive Software, Inc.(a)	41,602	$7,658,096
Unity Software, Inc.(a)(b)	515,993	11,594,363
		91,693,207
Toys/Games/Hobbies - 2.5%
Nintendo Co. Ltd.(f)	137,800	8,122,800
TOTAL COMMON STOCKS (Cost $266,937,637)		302,468,440
EXCHANGE TRADED FUNDS - 8.3%
CI Galaxy Bitcoin ETF(a)(f)	401,135	6,967,715
CI Galaxy Ethereum ETF(a)(e)(f)	1,361,309	20,351,570
TOTAL EXCHANGE TRADED FUNDS (Cost $23,931,012)		27,319,285
	Units
SHORT-TERM INVESTMENTS - 3.2%
Investments Purchased with Proceeds from Securities Lending - 2.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(d)	9,557,627	9,557,627
	Shares
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.41%(d)	1,030,138	1,030,138
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,587,765)		10,587,765
TOTAL INVESTMENTS - 102.9% (Cost $301,456,414)		$340,375,490
Liabilities in Excess of Other Assets - (2.9)%		(9,608,540)
TOTAL NET ASSETS - 100.0%		$330,766,950

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $9,327,134 which represented 2.8% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security totals $20,351,570, which represents 6.2% of total net assets.
(f)	Foreign issued security
The accompanying notes are an integral part of these financial statements.

1

Roundhill Ball Metaverse ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$302,468,440	$ —	$ —	$302,468,440
Exchange Traded Funds	27,319,285	—	—	27,319,285
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,557,627
Money Market Funds	1,030,138	—	—	1,030,138
Total Investments	$330,817,863	$—	$—	$340,375,490

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,557,627 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United States	$224,427,615	67.6%
China	27,393,839	8.4
Canada	27,319,285	8.3
Japan	17,312,736	5.3
South Korea	14,821,196	4.5
Taiwan	9,819,795	3.0
Singapore	9,654,782	2.9
Netherlands	4,823,837	1.5
United Kingdom	4,802,405	1.4
Liabilities in Excess of Other Assets	(9,608,540)	(2.9)
	$330,766,950	100.0%

The accompanying notes are an integral part of these financial statements.

2

Roundhill Cannabis ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 12.3%
Pharmaceuticals - 12.3%
Curaleaf Holdings, Inc.(a)	392,648	$611,550
TOTAL COMMON STOCKS (Cost $882,531)		611,550
SHORT-TERM INVESTMENTS - 97.1%
Money Market Funds - 32.5%
First American Government Obligations Fund - Class X, 4.41%(b)(c)	1,613,084	1,613,084
	Par
U.S. Treasury Bills - 64.6%
4.51%, 01/02/2025(d)	$3,208,000	3,207,607
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,820,691)		4,820,691
TOTAL INVESTMENTS - 109.4% (Cost $5,703,222)		$5,432,241
Liabilities in Excess of Other Assets - (9.4)%		(465,980)
TOTAL NET ASSETS - 100.0%		$4,966,261

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Roundhill Cannabis ETF
Schedule of Total Return Swap Contracts
December 31, 2024

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	08/01/2025	$475,191	$ —
Curaleaf Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	08/01/2025	576,478	—
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	08/01/2025	1,843,397	—
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	08/01/2025	1,031,340	—
Verano Holdings Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	08/01/2025	293,210	—
Net Unrealized Appreciation (Depreciation)							$—

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2024.
OBFR - Overnight Bank Funding Rate was 4.33% as of December 31, 2024.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$611,550	$—	$ —	$611,550
Money Market Funds	1,613,084	—	—	1,613,084
U.S. Treasury Bills	—	3,207,607	—	3,207,607
Total Investments	$2,224,634	$3,207,607	$—	$5,432,241
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

Roundhill Magnificent Seven ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 40.3%
Auto Manufacturers - 1.3%
Tesla, Inc.(a)	58,620	$23,673,101
Computers - 6.5%
Apple, Inc.	461,453	115,557,060
Internet - 19.1%
Alphabet, Inc. - Class A	560,195	106,044,914
Amazon.com, Inc.(a)	496,805	108,994,049
Meta Platforms, Inc. - Class A	209,546	122,691,278
		337,730,241
Semiconductors - 6.0%
NVIDIA Corp.	788,652	105,908,077
Software - 7.4%
Microsoft Corp.	308,634	130,089,231
TOTAL COMMON STOCKS (Cost $701,917,129)		712,957,710
SHORT-TERM INVESTMENTS - 53.9%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class X, 4.41%(b)	81,135,269	81,135,269
	Par
U.S. Treasury Bills - 49.3%
4.45%, 01/02/2025(c)	$871,816,000	871,710,679
TOTAL SHORT-TERM INVESTMENTS
(Cost $952,845,948)		952,845,948
TOTAL INVESTMENTS - 94.2% (Cost $1,654,763,077)		$1,665,803,658
Other Assets in Excess of Liabilities - 5.8%		102,785,967
TOTAL NET ASSETS - 100.0%		$1,768,589,625

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

Roundhill Magnificent Seven ETF
Schedule of Total Return Swap Contracts
December 31, 2024

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.00%	Termination	06/16/2025	$139,486,535	$8,622,452
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.00%	Termination	06/16/2025	132,887,499	10,096,516
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.00%	Termination	06/16/2025	125,075,743	14,735,870
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.00%	Termination	06/16/2025	121,984,370	9,074,221
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.00%	Termination	06/16/2025	128,421,022	(5,694,915)
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.00%	Termination	06/16/2025	128,562,639	17,830,711
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.00%	Termination	06/16/2025	140,830,431	64,987,033
Net Unrealized Appreciation (Depreciation)							$119,651,888

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2024.
OBFR - Overnight Bank Funding Rate was 4.33% as of December 31, 2024.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$712,957,710	$—	$ —	$712,957,710
Money Market Funds	81,135,269	—	—	81,135,269
U.S. Treasury Bills	—	871,710,679	—	871,710,679
Total Investments	$794,092,979	$871,710,679	$—	$1,665,803,658
Other Financial Instruments:
Total Return Swaps*	$125,346,803	$—	$—	$125,346,803
Total Other Financial Instruments	$125,346,803	$—	$—	$125,346,803
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$(5,694,915)	$—	$—	$(5,694,915)
Total Other Financial Instruments	$(5,694,915)	$—	$—	$(5,694,915)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

Roundhill Sports Betting & iGaming ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.8%
Entertainment - 92.5%(a)
Bally’s Corp.(b)	54,700	$978,583
Betsson AB(b)(f)	278,488	3,619,329
Caesars Entertainment, Inc.(b)(c)	50,963	1,703,183
Churchill Downs, Inc.(c)	31,159	4,160,973
Codere Online Luxembourg SA(b)(f)	56,411	363,851
DraftKings, Inc. - Class A(b)	132,748	4,938,226
Entain PLC(f)	396,185	3,409,750
Evoke PLC(b)(f)	940,639	720,379
Evolution AB(d)(f)	51,940	4,008,818
Flutter Entertainment PLC(b)(f)	28,042	7,247,455
Genius Sports, Ltd.(b)(c)(f)	394,175	3,409,614
Intralot SA-Integrated Information Systems & Gaming Services(b)(f)	144,976	157,328
Kambi Group PLC(b)(f)	55,278	504,790
La Francaise des Jeux SACA(d)(f)	63,982	2,465,942
Light & Wonder, Inc.(b)(c)	21,773	1,880,752
Lottery Corp. Ltd.(f)	1,107,993	3,388,903
Lottomatica Group SpA(f)	248,980	3,310,383
OPAP SA(f)	210,125	3,416,065
Penn Entertainment, Inc.(b)	89,196	1,767,865
Playtech PLC(b)(f)	383,494	3,434,045
PointsBet Holdings Ltd.(f)	617,171	382,121
Rush Street Interactive, Inc.(b)	260,380	3,572,414
Sportradar Group AG - Class A(b)(f)	172,255	2,986,902
Super Group SGHC Ltd.(c)(f)	493,930	3,077,184
Tabcorp Holdings Ltd.(f)	5,202,480	1,819,927
Tokyotokeiba Co. Ltd.(f)	35,400	1,022,627
		67,747,409
Internet - 3.1%
Better Collective AS(b)(f)	45,261	456,327
Gambling.com Group Ltd.(b)(f)	49,799	701,170
Jumbo Interactive Ltd.(f)	130,827	1,127,540
		2,285,037
Lodging - 4.2%
Boyd Gaming Corp.	15,803	1,146,350
MGM Resorts International(b)(c)	56,386	1,953,775
		3,100,125
TOTAL COMMON STOCKS (Cost $75,709,319)		73,132,571
	Units
SHORT-TERM INVESTMENTS - 8.9%
Investments Purchased with Proceeds from Securities Lending - 8.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(e)	6,064,816	6,064,816

	Shares	Value
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.41%(e)	441,709	$441,709
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,506,525)		6,506,525
TOTAL INVESTMENTS - 108.7% (Cost $82,215,844)		$79,639,096
Liabilities in Excess of Other Assets - (8.7)%		(6,387,137)
TOTAL NET ASSETS - 100.0%		$73,251,959

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $5,935,228 which represented 8.1% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $6,474,760 or 8.8% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	Foreign issued security
The accompanying notes are an integral part of these financial statements.

7

Roundhill Sports Betting & iGaming ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$73,132,571	$ —	$ —	$73,132,571
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,064,816
Money Market Funds	441,709	—	—	441,709
Total Investments	$73,574,280	$—	$—	$79,639,096

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,064,816 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)

United States	$35,856,101	48.9%
Sweden	7,628,147	10.4
United Kingdom	6,819,364	9.3
Australia	6,718,491	9.1
Greece	3,573,393	4.9
IM	3,434,045	4.7
Italy	3,310,383	4.5
Guernsey	3,077,184	4.2
Switzerland	2,986,902	4.1
France	2,465,942	3.4
Japan	1,022,627	1.4
Gibraltar	720,379	1.0
Jersey	701,170	1.0
Malta	504,790	0.7
Denmark	456,327	0.6
Luxembourg	363,851	0.5
Liabilities in Excess of Other Assets	(6,387,137)	(8.7)
	$73,251,959	100.0%

The accompanying notes are an integral part of these financial statements.

8

Roundhill Video Games ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Internet - 4.8%
NCSoft Corp.(f)	2,769	$344,397
Webzen, Inc.(f)	33,527	312,234
Wemade Co. Ltd.(a)(f)	12,250	292,489
		949,120
Software - 81.3%(b)
AppLovin Corp. - Class A(a)	7,518	2,434,554
Capcom Co. Ltd.(f)	24,700	545,990
CD Projekt SA(f)	10,812	501,128
COLOPL, Inc.(f)	117,200	357,954
Com2uS Corp.(f)	11,617	366,940
DeNA Co. Ltd.(f)	25,500	508,669
Electronic Arts, Inc.	7,651	1,119,341
Embracer Group AB(a)(f)	148,651	405,757
Gree, Inc.(f)	130,900	379,807
GungHo Online Entertainment, Inc.(f)	19,300	409,431
IGG, Inc.(a)(f)	726,000	378,517
Kakao Games Corp.(a)(f)	32,392	360,412
Koei Tecmo Holdings Co. Ltd.(f)	35,500	419,354
Konami Group Corp.(f)	5,400	508,526
Krafton, Inc.(a)(f)	2,457	521,559
MIXI, Inc.(f)	20,700	401,724
Modern Times Group MTG AB - Class B(a)(f)	44,993	386,437
Netmarble Corp.(a)(c)(f)	11,084	389,256
Nexon Co. Ltd.(f)	37,100	561,009
Paradox Interactive AB(f)	22,039	409,694
Pearl Abyss Corp.(a)(f)	13,799	259,642
ROBLOX Corp. - Class A(a)(d)	20,942	1,211,704
Square Enix Holdings Co. Ltd.(f)	11,300	441,977
Stillfront Group AB(a)(f)	574,888	434,707
Take-Two Interactive Software, Inc.(a)	6,030	1,110,002
Team17 Group PLC(a)(f)	133,671	368,300
Ubisoft Entertainment SA(a)(f)	26,995	367,585
Unity Software, Inc.(a)	28,408	638,328
		16,198,304
Toys/Games/Hobbies - 13.8%
Bandai Namco Holdings, Inc.(f)	24,900	598,734
Nintendo Co. Ltd.(f)	36,600	2,157,435
		2,756,169
TOTAL COMMON STOCKS (Cost $18,243,087)		19,903,593
	Units
SHORT-TERM INVESTMENTS - 1.8%
Investments Purchased with Proceeds from Securities Lending - 1.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(e)	238,283	238,283

	Shares	Value
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.41%(e)	129,963	$129,963
TOTAL SHORT-TERM INVESTMENTS
(Cost $368,246)		368,246
TOTAL INVESTMENTS - 101.7% (Cost $18,611,333)		$20,271,839
Liabilities in Excess of Other Assets - (1.7)%		(341,101)
TOTAL NET ASSETS - 100.0%		$19,930,738

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $389,256 or 2.0% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $230,746 which represented 1.2% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	Foreign issued security
The accompanying notes are an integral part of these financial statements.

9

Roundhill Video Games ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,903,593	$ —–	$ —	$19,903,593
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	238,283
Money Market Funds	129,963	—	—	129,963
Total Investments	$20,033,556	$—	$—	$20,271,839

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $238,283 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)

Japan	$7,290,610	36.6%
United States	6,882,175	34.5
South Korea	2,846,929	14.3
Sweden	1,636,595	8.2
Poland	501,128	2.5
Singapore	378,517	1.9
United Kingdom	368,300	1.9
France	367,585	1.8
Liabilities in Excess of Other Assets	(341,101)	(1.7)
	$19,930,738	100.0%

The accompanying notes are an integral part of these financial statements.

10

Roundhill ETFs
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
ASSETS:
Investments, at value	$340,375,490	$5,432,241	$1,665,803,658	$79,639,096	$20,271,839
Dividends receivable	102,935	—	—	104,450	11,664
Dividend tax reclaims receivable	13,761	—	—	16,432	392
Security lending income receivable	3,137	—	5,678	1,466	111
Interest receivable	2,817	2,208	105,220	2,272	66
Receivable for transaction fee	725	3,367	—	—	—
Foreign currency, at value	89	—	—	—	—
Unrealized appreciation on swap contracts	—	—	125,346,803	—	—
Receivable for investments sold	—	—	—	227,650	236,822
Total assets	340,498,954	5,437,816	1,791,261,359	79,991,365	20,520,894
LIABILITIES:
Payable upon return of securities loaned	9,557,627	—	—	6,064,816	238,283
Payable to adviser	174,377	—	357,595	49,322	8,823
Payable for swap contracts	—	471,555	2,232,894	—	—
Distributions payable	—	—	14,386,330	624,278	343,050
Unrealized depreciation on swap contracts	—	—	5,694,915	—	—
Payable to custodian foreign currency, at value	—	—	—	990	—
Total liabilities	9,732,004	471,555	22,671,734	6,739,406	590,156
NET ASSETS	$ 330,766,950	$4,966,261	$1,768,589,625	$73,251,959	$19,930,738
Net Assets Consists of:
Paid-in capital	$617,445,076	$7,644,778	$1,643,936,596	$231,819,652	$58,296,247
Total distributable earnings/(accumulated losses)	(286,678,126)	(2,678,517)	124,653,029	(158,567,693)	(38,365,509)
Total net assets	$ 330,766,950	$4,966,261	$1,768,589,625	$73,251,959	$19,930,738
Net assets	$330,766,950	$4,966,261	$1,768,589,625	$73,251,959	$19,930,738
Shares issued and outstanding(a)	22,925,000	305,000	32,480,000	3,850,000	1,000,000
Net asset value per share	$14.43	$16.28	$54.45	$19.03	$19.93
Cost:
Investments, at cost	$301,456,414	$5,703,222	$1,654,763,077	$82,215,844	$18,611,333
Foreign currency, at cost	$90	$—	$—	$—	$—
Proceeds:
Foreign currency proceeds	$—	$—	$—	$990	$—
Loaned Securities:
at value (included in investments)	$9,327,134	$—	$—	$5,935,228	$230,746

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

Roundhill ETFs
Statements of Operations
For the Year Ended December 31, 2024

	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
INVESTMENT INCOME:
Dividend income	$2,226,314	$—	$608,380	$964,284	$191,604
Less: Dividend withholding taxes	(125,379)	—	—	(104,970)	(22,685)
Less: Issuance fees	(4,608)	—	—	—	—
Interest income	28,248	288,408	15,168,809	19,158	1,342
Securities lending income	72,730	—	6,214	14,485	2,778
Total investment income	2,197,305	288,408	15,783,403	892,957	173,039
EXPENSES:
Investment advisory fee	2,289,487	21,308	1,590,920	635,245	96,860
Income tax expense	185	—	—	2,230	185
Shareholder service costs	—	240	—	—	—
Interest expense	—	—	3	—	—
Total expenses	2,289,672	21,548	1,590,923	637,475	97,045
Expense reimbursement by Adviser	—	(9,618)	—	—	—
Net expenses	2,289,672	11,930	1,590,923	637,475	97,045
Net investment income/(loss)	(92,367)	276,478	14,192,480	255,482	75,994
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	27,140,468	(627)	72,684,326	3,738,181	2,277,055
Swap contracts	—	(3,323,112)	(2,951,913)	—	—
Foreign currency translation	(61,322)	334	—	(30,642)	(10,570)
Net realized gain/(loss)	27,079,146	(3,323,405)	69,732,413	3,707,539	2,266,485
Net change in unrealized appreciation/ (depreciation) on:
Investments	58,833,855	(270,981)	10,548,428	3,783,623	2,458,737
Swap contracts	—	—	117,003,580	—	—
Foreign currency translation	417	—	—	(23)	1,814
Net change in unrealized appreciation/ (depreciation)	58,834,272	(270,981)	127,552,008	3,783,600	2,460,551
Net realized and unrealized gain/(loss)	85,913,418	(3,594,386)	197,284,421	7,491,139	4,727,036
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 85,821,051	$(3,317,908)	$211,476,901	$7,746,621	$4,803,030

The accompanying notes are an integral part of these financial statements.

12

Roundhill ETFs
Statements of Changes in Net Assets

	Roundhill Ball Metaverse ETF		Roundhill Cannabis ETF
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income/(loss)	$(92,367)	$833,587	$276,478	$103,456
Net realized gain/(loss)	27,079,146	(30,540,265)	(3,323,405)	19,161
Net change in unrealized appreciation/(depreciation)	58,834,272	232,108,069	(270,981)	—
Net increase/(decrease) in net assets from operations	85,821,051	202,401,391	(3,317,908)	122,617
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(762,710)	—	—
Return of capital	—	(5,854)	—	—
Total distributions to shareholders	—	(768,564)	—	—
CAPITAL TRANSACTIONS:
Creations	—	39,406,050	8,167,261	1,545,805
Redemptions	(218,689,045)	(147,757,543)	(3,067,929)	—
ETF transaction fees (See Note 4)	79,148	32,587	20,001	—
Net increase (decrease) in net assets from capital transactions	(218,609,897)	(108,318,906)	5,119,333	1,545,805
Net increase (decrease) in net assets	(132,788,846)	93,313,921	1,801,425	1,668,422
NET ASSETS:
Beginning of the year	463,555,796	370,241,875	3,164,836	1,496,414
End of the year	$ 330,766,950	$463,555,796	$4,966,261	$3,164,836
SHARES TRANSACTIONS
Creations	—	3,750,000	280,000	55,000
Redemptions	(17,250,000)	(14,950,000)	(80,000)	—
Total increase/(decrease) in shares outstanding	(17,250,000)	(11,200,000)	200,000	55,000

The accompanying notes are an integral part of these financial statements.

13

Roundhill ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill Magnificent Seven ETF		Roundhill Sports Betting & iGaming ETF
	Year Ended December 31, 2024	Period Ended December 31, 2023(a)	Year Ended December 31,
			2024	2023
OPERATIONS:
Net investment income	$14,192,480	$146,142	$255,482	$536,857
Net realized gain/(loss)	69,732,413	119,404	3,707,539	(72,720,522)
Net change in unrealized appreciation	127,552,008	1,443,605	3,783,600	96,271,225
Net increase in net assets from operations	211,476,901	1,709,151	7,746,621	24,087,560
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(14,386,330)	(143,008)	(624,278)	—
Total distributions to shareholders	(14,386,330)	(143,008)	(624,278)	—
CAPITAL TRANSACTIONS:
Creations	1,950,485,723	38,186,462	—	16,759,088
Redemptions	(416,335,681)	(2,403,593)	(34,393,835)	(58,354,018)
ETF transaction fees (See Note 4)	—	—	—	2,738
Net increase (decrease) in net assets from capital transactions	1,534,150,042	35,782,869	(34,393,835)	(41,592,192)
Net increase (decrease) in net assets	1,731,240,613	37,349,012	(27,271,492)	(17,504,632)
NET ASSETS:
Beginning of the period	37,349,012	—	100,523,451	118,028,083
End of the period	$ 1,768,589,625	$37,349,012	$73,251,959	$100,523,451
SHARES TRANSACTIONS
Creations	39,970,000	1,200,000	—	975,000
Redemptions	(8,610,000)	(80,000)	(1,925,000)	(3,425,000)
Total increase/(decrease) in shares outstanding	31,360,000	(1,120,000)	(1,925,000)	(2,450,000)

(a)	Inception date of the Fund was April 10, 2023.
The accompanying notes are an integral part of these financial statements.

14

Roundhill ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill Video Games ETF
	Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income	$75,994	$180,413
Net realized gain/(loss)	2,266,485	(551,745)
Net change in unrealized appreciation	2,460,551	3,228,193
Net increase in net assets from operations	4,803,030	2,856,861
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(343,050)	(222,207)
Total distributions to shareholders	(343,050)	(222,207)
CAPITAL TRANSACTIONS:
Creations	1,150,133	1,147,748
Redemptions	(6,528,435)	(8,200,183)
ETF transaction fees (See Note 4)	5,293	11,662
Net decrease in net assets from capital transactions	(5,373,009)	(7,040,773)
Net decrease in net assets	(913,029)	(4,406,119)
NET ASSETS:
Beginning of the year	20,843,767	25,249,886
End of the year	$19,930,738	$20,843,767
SHARES TRANSACTIONS
Creations	75,000	75,000
Redemptions	(400,000)	(550,000)
Total decrease in shares outstanding	(325,000)	(475,000)

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets before Expense Reimbursement/ Recoupment(d)	Ratio of Expenses to Average Net Assets after Expense Reimbursement/ Recoupment(d)	Ratio of Dividends, Interest and Borrowing Expenses on Securities Sold Short to Average Net Assets(d)	Ratio of Tax Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)
Roundhill Ball Metaverse ETF
12/31/2024	$11.54	(0.00)(f)	2.89	2.89	—	—	—	—	$0.00(f)	$14.43	25.05%	$330,767	0.59%	0.59%	—%	0.00%(g)	(0.02)%	46%
12/31/2023	$7.21	0.02	4.33	4.35	(0.02)	—	(0.00)(f)	(0.02)	$0.00(f)	$11.54	60.37%	$463,556	0.59%	0.59%	—%	—%	0.19%	30%
12/31/2022	$15.17	0.01	(7.96)	(7.95)	(0.01)	—	(0.00)(f)	(0.01)	$0.00(f)	$7.21	(52.44)%	$370,242	0.60%	0.60%	—%	—%	0.06%	47%
12/31/2021(h)	$15.07	(0.01)	0.10	0.09	—	—	—	—	$0.01	$15.17	0.63%	$933,059	0.75%	0.75%	—%	—%	(0.13)%	41%
Roundhill Cannabis ETF
12/31/2024	$30.14	1.61	(15.59)	(13.98)	—	—	—	—	$0.12	$16.28	(45.98)%	$4,966	0.39%	0.22%	—%	—%	5.06%	—%
12/31/2023	$29.95	1.18	(0.99)	0.19	—	—	—	—	$—	$30.14	0.71%	$3,165	0.48%	0.39%	—%	—%	4.58%	—%
12/31/2022(i)	$76.60	0.45	(47.15)	(46.70)	—	—	—	—	$0.05	$29.95	(60.93)%	$1,496	0.75%	0.52%	—%	—%	1.32%	65%
Roundhill Magnificent Seven ETF
12/31/2024	$33.35	1.22	20.32	21.54	(0.43)	(0.01)	—	(0.44)	$—	$54.45	64.59%	$1,768,590	0.29%	0.29%	—%	—%	2.59%	40%
12/31/2023(j)	$24.77	0.67	8.05	8.72	(0.14)	(0.00)(f)	—	(0.14)	$—	$33.35	35.21%	$37,349	0.29%	0.29%	—%	—%	2.92%	81%
Roundhill Sports Betting & iGaming ETF
12/31/2024	$17.41	0.05	1.73	1.78	(0.16)	—	—	(0.16)	$—	$19.03	10.24%	$73,252	0.75%	0.75%	—%	0.00%(g)	0.30%	20%
12/31/2023	$14.35	0.08	2.98	3.06	—	—	—	—	$0.00(f)	$17.41	21.30%	$100,523	0.75%	0.75%	—%	—%	0.46%	64%
12/31/2022	$24.88	0.07	(10.51)	(10.44)	(0.04)	—	(0.05)	(0.09)	$—	$14.35	(41.99)%	$118,028	0.75%	0.75%	—%	—%	0.38%	43%
12/31/2021	$25.86	0.08	(1.06)	(0.98)	—	—	—	—	$0.00(f)	$24.88	(3.78)%	$290,507	0.75%	0.75%	—%	—%	0.26%	52%
12/31/2020(k)	$15.41	0.11	10.41	10.52	(0.07)	—	(0.00)(f)	(0.07)	$0.00(f)	$25.86	68.28%	$206,891	0.75%	0.75%	—%	—%	0.92%	43%
Roundhill Video Games ETF
12/31/2024	$15.73	0.07	4.47	4.54	(0.34)	—	—	(0.34)	$0.00(f)	$19.93	28.86%	$19,931	0.50%	0.50%	—%	0.00%(g)	0.39%	30%
12/31/2023	$14.03	0.11	1.75	1.86	(0.17)	—	—	(0.17)	$0.01	$15.73	13.35%	$20,844	0.50%	0.50%	—%	—%	0.76%	17%
12/31/2022	$24.99	0.14	(11.01)	(10.87)	(0.10)	—	—	(0.10)	$0.01	$14.03	(43.49)%	$25,250	0.50%	0.50%	—%	—%	0.78%	83%
12/31/2021	$30.09	0.05	(5.17)	(5.12)	(0.01)	—	—	(0.01)	$0.03	$24.99	(16.93)%	$62,475	0.50%	0.50%	—%	—%	0.16%	52%
12/31/2020	$16.01	0.04	14.34	14.38	(0.10)	(0.22)	—	(0.32)	$0.02	$30.09	89.88%	$73,717	0.50%	0.44%	—%	—%	0.18%	93%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

16

Financial Highlights(Continued)
(g)	Amount represents less than 0.005%.
(h)	Inception date of the Fund was June 29, 2021.
(i)	Inception date of the Fund was April 19, 2022.
(j)	Inception date of the Fund was April 10, 2023.
(k)	Inception date of the Fund was June 3, 2020.
The accompanying notes are an integral part of these financial statements.

17

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
1. ORGANIZATION
Roundhill Ball Metaverse ETF (“METV”), Roundhill Cannabis ETF (“WEED”), Roundhill Magnificent Seven ETF (“MAGS”), Roundhill Sports Betting & iGaming ETF (“BETZ”), Roundhill Video Games ETF (“NERD”), (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
METV is a passively-managed ETF. METV’s objective is to track the performance, before fees and expenses, of the Ball Metaverse Index (the “METV Index”). The META Index tracks the performance of globally-listed equity securities of companies that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.
WEED is an actively managed ETF. WEED seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived there from.
MAGS is an actively managed ETF. MAGS pursues its investment objective by seeking investment exposure to the largest companies (“Underlying Issuers”) in technology industries, which includes automotive, technology hardware, e-commerce discretionary, internet media & services, semiconductors and software. MAGS offers exposure to Underlying Issuers primarily through the use of swap agreements and/or forward contracts, as well as equity securities issued by the Underlying Issuers.
BETZ is a passively-managed ETF. BETZ’s objective is to track the total return performance, before fees and expenses, of the Morningstar Sports Betting & iGaming Select Index (the “Index”). The Index tracks the performance of the common stock (or corresponding ADRs or GDRs) of domestic and foreign sports and online betting (a/k/a iGaming) companies. Sports betting and iGaming companies are broadly defined as companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome and/or in betting online in games of chance.
NERD is a passively-managed exchange-traded fund (“ETF”). NERD’s objective is to track the total return performance, before fees and expenses, of the Nasdaq CTA Global Video Games Software Index (the “NERD Index”). The NERD Index, which was developed and is maintained by both Nasdaq and the Consumer Technology Association, is a modified theme-adjusted free float market capitalization index designed to track the performance of the common stock (or corresponding depositary receipts) of exchange-listed companies engaged in video game publishing and/or video game development.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

18

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Share Transactions. The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at Roundhill Financial Inc. (“Roundhill” or the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Total return swap contracts are valued using the closing price of the underlying security or benchmark that the contract is tracking.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments and Total Return Swap Contracts for a summary of the valuations as of December 31, 2024 for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

19

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates
Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Distributions received from REITs may be classified as dividends, capital gains, or return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in

20

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2024, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At December 31, 2024, the Funds’ fiscal year end, the tax periods from previous three fiscal years (or commencement of operations, if shorter) remained open to examination in the Funds’ major tax jurisdictions.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives. WEED and MAGS may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. For WEED, the amount of receivable/payable for open swap contracts represents the gain/loss amount accrued on swaps held at the December 31, 2024 monthly reset date that will be received/paid from/to the broker. For MAGS, the amount of receivable/payable for open swap contracts represents the gain/loss amount accrued on swaps held at the December 31, 2024 that will be received/paid from/to the broker.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swaps are gross settlement amounts.

21

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2024.
Roundhill Cannabis ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(471,555)	$ —	$(471,555)	$ —	$ —	$(471,555)

Roundhill Magnificent Seven ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$125,346,803	$ —	$125,346,803	$ —	$ —	$125,346,803
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(5,694,915)	$—	$(5,694,915)	$—	$—	$(5,694,915)

The average monthly notional amount of the swap contracts during the year ended December 31, 2024 was as follows:

Average Monthly Notional Amount of Swap Contracts
Roundhill Cannabis ETF	$5,571,778
Roundhill Magnificent Seven ETF	334,733,003

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of December 31, 2024:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Payable for open swap contracts	$—	$471,555
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Unrealized appreciation on swap contracts/Receivable/Payable for swap contracts	125,346,803	5,694,915

22

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the year ended December 31, 2024:

	Derivative	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Swap Contracts	$(3,323,112)	$—
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Swap Contracts	(2,951,913)	117,003,580

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at the following annual rates:

METV	0.59%
WEED	0.39%
MAGS	0.29%
BETZ	0.75%
NERD	0.50%

Fee Waiver Agreement. Effective July 1, 2024, the Adviser agreed to waive WEED’s unitary management fee and/or limit the Fund’s current expenses such that the Fund’s total annual fund operating expenses will not exceed 0.00% until at least July 1, 2025. The Adviser waived $9,618 during the year ended December 31, 2024 for a total of 0.18%. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
Roundhill has agreed to pay all expenses of the Funds except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates Exchange Traded Concepts, LLC as the Sub-Adviser from the management fee it receives.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee*	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

*	The minimum annual fee for MAGS is $20,000.

23

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Distribution Agreement and 12b-1 Plan. Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of BETZ and METV are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Shares of WEED are listed on the CBOE BZX Exchange, Inc. Shares of NERD and MAGS are listed on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is as follows:

METV	$500
WEED	$300
MAGS	$300
BETZ	$500
NERD	$500

The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the

24

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Year Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
METV	$—	$ —	$ —
WEED	—	—	—
MAGS	14,386,330	—	—
BETZ	624,278	—	—
NERD	343,050	—	—

	Fiscal Year or Period Ended December 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
METV	$762,710	$ —	$5,854
WEED	—	—	—
MAGS	143,008	—	—
BETZ	—	—	—
NERD	222,207	—	—

(1)	Ordinary income includes short-term capital gains.

25

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
At December 31, 2024, the Funds’ fiscal year end, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	METV	WEED	MAGS	BETZ	NERD
Federal Tax Cost of Investments	$312,184,192	$5,703,222	$1,659,286,407	$83,994,344	$20,430,600
Gross Tax Unrealized Appreciation	$65,515,979	$15,331	$18,521,667	$12,121,637	$4,801,037
Gross Tax Unrealized Depreciation	(37,324,681)	(286,312)	(12,004,416)	(16,476,885)	(4,959,798)
Net Tax Unrealized Appreciation (Depreciation)	28,191,298	(270,981)	6,517,251	(4,355,248)	(158,761)
Undistributed Ordinary Income	—	—	180,746	127,488	—
Other Accumulated Gain (Loss)	(314,869,424)	(2,407,536)	117,955,032	(154,339,933)	(38,206,748)
Total Distributable Earnings / (Accumulated Losses)	$(286,678,126)	$(2,678,517)	$124,653,029	$(158,567,693)	$(38,365,509)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of passive foreign investment companies.
Under current tax law, certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Late-Year Losses	Post-October Losses
Roundhill Ball Metaverse ETF	$14,058	$ —
Roundhill Cannabis ETF	2,062,338	—
Roundhill Magnificent Seven ETF	—	—
Roundhill Sports Betting & iGaming ETF	—	—
Roundhill Video Games ETF	40,952	—

Under current tax law, net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal year end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover
Roundhill Ball Metaverse ETF	$125,182,923	$189,668,671
Roundhill Cannabis ETF	—	345,198
Roundhill Magnificent Seven ETF	—	—
Roundhill Sports Betting & iGaming ETF	111,676,537	42,660,630
Roundhill Video Games ETF	31,365,760	6,800,091

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

26

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
The permanent differences primarily relate to redemptions in-kind and the write-off of net operating losses. For the fiscal year ended December 31, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
Roundhill Ball Metaverse ETF	$(37,752,902)	$37,752,902
Roundhill Cannabis ETF	967,655	(967,655)
Roundhill Magnificent Seven ETF	(73,794,368)	73,794,368
Roundhill Sports Betting & iGaming ETF	(3,665,145)	3,665,145
Roundhill Video Games ETF	(1,065,068)	1,065,068

6. INVESTMENT TRANSACTIONS
During the year ended December 31, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
METV	$45,422,226	$(4,140,852)
WEED	—	—
MAGS	86,950,626	(11,668,607)
BETZ	7,574,055	(3,472,622)
NERD	1,276,931	(87,840)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended December 31, 2024 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
METV	$177,945,989	$206,925,563	$—	$190,142,077
WEED	882,531	—	—	—
MAGS	1,124,074,684	88,122,451	—	421,142,923
BETZ	16,634,297	16,961,891	—	34,047,334
NERD	5,886,562	7,425,043	926,252	4,990,593

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could

27

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the year ended December 31, 2024, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.
As of December 31, 2024, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
METV	$9,327,134	$9,557,627
WEED	—	—
MAGS	—	—
BETZ	5,935,228	6,064,816
NERD	230,746	238,283

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedules of Investments.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker,

28

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Effective February 3, 2025, MAGS transferred its primary listing to the Cboe BZX Exchange, Inc. from the NASDAQ Stock Market, LLC.
Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

29

ROUNDHILL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Roundhill ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and total return swap contracts (as applicable), of Roundhill Ball Metaverse ETF, Roundhill Cannabis ETF, Roundhill Magnificent Seven ETF, Roundhill Sports Betting & iGaming ETF, and Roundhill Video Games ETF (the “Funds”), each a series of Listed Funds Trust, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Roundhill Ball Metaverse ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and 2022 and for the period from June 29, 2021 (commencement of operations) through December 31, 2021
Roundhill Cannabis ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the year ended December 31, 2024, 2023 and for the period from April 19, 2022 (commencement of operations) through December 31, 2022
Roundhill Magnificent Seven ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from April 10, 2023 (commencement of operations) through December 31, 2023
Roundhill Sports Betting & iGaming ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from June 3, 2020 (commencement of operations) through December 31, 2020
Roundhill Video Games ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and 2020

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

30

ROUNDHILL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

31

ROUNDHILL ETFs
SUPPLEMENTAL INFORMATION
December 31, 2024 (Unaudited)
TAX INFORMATION (Unaudited)
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill Ball Metaverse ETF	0.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	4.04%
Roundhill Sports Betting & iGaming ETF	100.00%
Roundhill Video Games ETF	57.93%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

Roundhill Ball Metaverse ETF	0.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	4.00%
Roundhill Sports Betting & iGaming ETF	5.57%
Roundhill Video Games ETF	3.16%

For the fiscal year ended December 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds was as follows:

Roundhill Ball Metaverse ETF	0.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	2.57%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Video Games ETF	0.00%

For the fiscal year ended December 31, 2024, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill Sports Betting & iGaming ETF	$938,363	$104,970
Roundhill Video Games ETF	182,832	22,685

32

ROUNDHILL ETFs
SUPPLEMENTAL INFORMATION
December 31, 2024 (Unaudited)(Continued)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES.
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES.
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT COMPANIES.
See Financial Statements.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.

33

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/7/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	3/7/2025

* Print the name and title of each signing officer under his or her signature